Contract Assets and Receivable, Net - Additional Information (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Contract with Customer, Asset, before Allowance for Credit Loss	¥ 257	¥ 412
Percentage of contract assets and receivables	86.00%